SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Summary Of Significant Accounting Policies
Schedule of reconciliation of differences in Income tax system

In order to facilitate comparison, some minor reclassifications have been made to the consolidated financial statements for the previous year.

(a)	Accounting pronouncements with implementation effective from January 1, 2017:

(i) Standards and amendments	Date of issue	Mandatory Application: Annual periods beginning on or after

Amendment to IAS 7: Statement of cash flow	January 2016	01/01/2017

Amendment to IAS 12: Income tax	January 2016	01/01/2017

(ii) Improvements

Improvements to International Financial Reporting Standards (2014-2016 cycle): IFRS 12 Disclosure of interests in other entities	December 2016	01/01/2017

The application of standards, amendments, interpretations and improvements had no material impact on the consolidated financial statements of the Company.

(b)         Accounting pronouncements not yet in force for financial years beginning on January 1, 2017 and which has not been effected early adoption

(i) Standards and amendments	Date of issue	Mandatory Application: Annual periods beginning on or after

IFRS 9: Financial instruments.	December 2009	01/01/2018

Amendment to IFRS 9: Financial instruments.	November 2013	01/01/2018

IFRS 15: Revenue from contracts with customers (1).	May 2014	01/01/2018

Amendment to IFRS 15: Revenue from contracts with customers.	April 2016	01/01/2018

Mandatory
Application:
(i) Standards and amendments	Date of issue	Annual periods beginning on or after

Amendment to IFRS 2: Share-based payments	June 2016	01/01/2018

Amendment to IFRS 4: Insurance contracts.	September 2016	01/01/2018

Amendment to IAS 40: Investment property	December 2016	01/01/2018

IFRS 16: Leases (2).	January 2016	01/01/2019

Amendment to IFRS 9: Financial Instruments	October 2017	01/01/2019

Amendment to IAS 28: Investments in associates and joint ventures	October 2017	01/01/2019

IFRS 17: Insurance contracts	May 2017	01/01/2021

Amendment to IFRS 10: Consolidated financial statements and IAS 28 Investments in associates and joint ventures.	September 2014	To be determined

(ii) Improvements

Improvements to International Financial Reporting Standards. (cycle 2014-2016) IFRS 1: First-time adoption of international financial reporting standards and IAS 28 investments in associates and joint ventures.	December 2016	01/01/2018

Improvements to International Financial Reporting Standards. (cycle 2015-2017) IFRS 3: Business combinations, IAS 12: Income tax, IFRS 11: Joint arrangements and IAS 23: Borrowing costs	December 2017	01/01/2019

(iii) Interpretations

IFRIC 22: Foreign currency transactions and advance consideration	December 2016	01/01/2018

IFRIC 23: Uncertain tax positions	June 2017	01/01/2019